Equity - Summary of Shareholding Percentages (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Shareholding percentage	100.00%	100.00%
Share capital	₺ 2,200,000	₺ 2,200,000
Inflation adjustment to share capital	(52,352)	(52,352)
Inflation adjusted capital	₺ 2,147,648	₺ 2,147,648
Public Share [Member]
Disclosure of classes of share capital [line items]
Shareholding percentage	53.95%	48.95%
Share capital	₺ 1,187,004	₺ 1,077,004
TVF BTIH [Member]
Disclosure of classes of share capital [line items]
Shareholding percentage	26.20%
Share capital	₺ 576,400
IMTIS Holdings S.a r l.
Disclosure of classes of share capital [line items]
Shareholding percentage	19.80%
Share capital	₺ 435,600
Turkcell Holding [member]
Disclosure of classes of share capital [line items]
Shareholding percentage		51.00%
Share capital		₺ 1,122,000
Other [Member]
Disclosure of classes of share capital [line items]
Shareholding percentage	0.05%	0.05%
Share capital	₺ 996	₺ 996